9. Stockholders' Equity (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Dec. 31, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Preferred Stock, Shares Authorized	5,000,000		5,000,000		5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares Issued for Services, Value					$ 4,069,484		$ 2,721,150	$ 8,167,250
Contributed by Shareholder							158,000
Professional fees			$ 1,074,065	$ 341,569	3,871,843	$ 553,148	2,136,788	8,833,133
Purchase of iBudtender					$ 300,000		$ 300,000
Private Placement Offering Terms					The Company approved a Private Placement Memorandum on October 14, 2016. The total offering proceeds can be up to $1,500,000 by offering 625,000 of the Company’s stock at $2.40 per share. Each unit will consist of 1 (one) share of common stock and 1 (one) warrant. Each warrant entitles the holder to purchase 1 (one) common share at the exercise price of $4.00 which expire in January 2020. The offering terminated on December 14, 2016 but can be extended for up to 60 additional days.		The Company approved a Private Placement Memorandum on October 14, 2016. The total offering proceeds can be up to $1,500,000 by offering 625,000 of the Company’s stock at $2.40 per share. Each unit will consist of 1 (one) share of common stock and 1 (one) warrant. Each warrant entitles the holder to purchase 1(one) common share at the exercise price of $4.00. The offering was scheduled to terminate on December 14, 2016 but could be extended for up to 60 additional days
Proceeds Received from Private Placement Memorandum					$ 356,100	0	$ 197,730	0	$ 553,830
Gains (Losses) on Restructuring of Debt					37,000
Stock Issued During Period, Value, Other					415,136
Payments to Acquire Intangible Assets					$ 150,000	$ 0	0	14,739
Common stock issued for prepaid consulting							417,000	0
Fees and Commissions							260,000
Conversion of Debt to Equity							572,963
Stock subscribed	$ 197,730						197,730
Intellectual Property | Purchase1
Purchase of iBudtender					10,000
Purchase of iBudtender					$ 60,100
Payments to Acquire Intangible Assets					150,000
Investment Owned, at Cost			$ 210,100		$ 210,100
Intellectual Property | Purchase2
Purchase of iBudtender					1,027,169
Purchase of iBudtender					$ 5,463,202
Related Party Note Payable | Principal
Debt Conversion, Original Debt, Amount					100,000
Related Party Note Payable | Interest
Debt Conversion, Original Debt, Amount					4,469
Prepaid Expenses and Other Current Assets
Shares Issued for Services, Value					1,000,000
Allocated Share-based Compensation Expense					0
Consultant
Professional fees					$ 111,000
Investor 1
Contributed by Shareholder		$ 73,000
Preferred Stock
Shares Issued for Services, Value							0	0
Contributed by Shareholder								$ 0
Purchase of iBudtender							0
Stock Issued During Period, Shares, New Issues								732,018
Stock Issued During Period, Shares, Other								303,433
Stock Issued During Period, Value, Other							0	$ 250,000
Debt Conversion, Original Debt, Amount								$ 857,170
Stock Issued During Period, Shares, Conversion of Convertible Securities								428,585
Conversion of Debt to Equity							$ 0
Preferred Stock | Steven Kubby
Stock Issued During Period, Shares, Purchase of Assets								1,500,000
Stock Issued During Period, Value, Purchase of Assets								$ 2,890,499
Preferred Stock | Common Class A
Preferred Stock, Shares Authorized	5,000,000		5,000,000		5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Voting Rights					1 vote per share		1 vote per share
Preferred Stock | Common Class A | Investor 1
Stock Issued During Period, Shares, New Issues								732,018
Common Stock
Shares Issued for Services					914,008		1,077,433	1,010,000
Shares Issued for Services, Value							$ 1,077	$ 1,010
Contributed by Shareholder								$ 0
Purchase of iBudtender							150,000
Purchase of iBudtender							$ 150
Shares have yet to be issued	50,000
Stock Issued During Period, Shares, New Issues					230,775		0
Common Stock, Capital Shares Reserved for Future Issuance	197,730						197,730
Stock Issued During Period, Shares, Other					80,000
Stock Issued During Period, Value, Other							$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities							299,298
Conversion of Debt to Equity							$ 299
Stock Repurchased and Retired During Period, Shares							256,488
Stock Repurchased and Retired During Period, Value							$ 479,558
Common Stock | Related Party Note Payable
Debt Conversion, Converted Instrument, Shares Issued					43,169